9. OTHER EXPENSES (Tables) - Quarterly (093014 Quarterly [Member])	9 Months Ended
Sep. 30, 2014
093014 Quarterly [Member]
Other Expenses
	Nine Months Ended September 30,
	2014	2013

Other expenses
Computer and internet	$3,594	$3,584
Telephone	739	835
Other	7.300	4,272
	$11,633	$8,691